Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2021	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 1	$ 2	$ 153
Credit loss expense			1	(1)	(34)	$ (144)
Write-off					(186)
Ending balance	$ 1		2	1	1	153
Management contract expenses
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense			(1)	1	36	142
Other financial items
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Credit loss expense			0	0	(2)	2
Allowance for credit losses - other current assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0	0	3
Credit loss expense			0	0	0
Write-off					(3)
Ending balance	0		0	0	0	3
Allowance for credit losses - related party ST
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			1	2	148
Credit loss expense			1	(1)	(36)
Write-off					(183)
Ending balance	1		2	1	1	148
Allowance for credit losses related party LT
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0	0	2
Credit loss expense			0	0	2
Write-off					0
Ending balance	0		$ 0	$ 0	$ 0	$ 2
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-off	(129)	$ (54)
Reimbursement receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Write-off	$ (3)